CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Interest rate on Repurchase and redemption Senior Notes due 2011 (as a percent)	6.375%